Equity (Details) - Schedule of Changes in Exercisable Ordinary Shares Warrants	6 Months Ended
Jun. 30, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Warrants	202,251
Exercise Price 10 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	22,750
Exercise price per share | $ / shares	$ 10
Issuance date	Feb. 26, 2020
Expiration date	Feb. 24, 2025
Exercise Price 25 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	160,727
Exercise price per share | $ / shares	$ 25
Issuance date	Feb. 12, 2021
Expiration date	Feb. 09, 2026
Exercise Price 25 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	18,774
Exercise price per share | $ / shares	$ 25
Issuance date	Feb. 17, 2021
Expiration date	Feb. 09, 2026